Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 27, 2014 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL U.S. CORE EQUITY FUND RISK/RETURN SUMMARY:

(ii) The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell U.S. Core Equity Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	8.83%	(1.87)%	5.82%
Return Before Taxes, Class C	14.67%	(1.38)%	6.09%
Return Before Taxes, Class E	15.53%	(0.66)%	6.47%
Return Before Taxes, Class I	15.91%	(0.41)%	6.74%
Return Before Taxes, Class Y	16.03%	(0.33)%	6.81%
Return Before Taxes, Class S	15.82%	(0.49)%	6.69%
Return After Taxes on Distributions, Class S	15.63%	(0.65)%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	10.52%	(0.44)%	5.80%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%

RUSSELL STRATEGIC BOND FUND RISK/RETURN SUMMARY:

(i) The following replaces the "Annual Fund Operating Expenses" table and the "Example" table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.21%	0.29%	0.09%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.04%	0.71%	0.79%	0.59%
Less Fee Waivers and Expense Reimbursements	(0.04)%	(0.04)%	(0.04)%	(0.00)%	(0.04)%	(0.00)%
Net Annual Fund Operating Expenses	1.00%	1.75%	1.00%	0.71%	0.75%	0.59%

#	Until February 28, 2015, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.04% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	$473	$178	$102	$73	$77	$60
3 Years	$690	$559	$327	$227	$248	$189
5 Years	$924	$966	$570	$395	$435	$329
10 Years	$1,595	$2,102	$1,267	$883	$974	$738

(ii) The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	4.14%	5.42%	5.10%
Return Before Taxes, Class C	7.37%	5.54%	5.16%
Return Before Taxes, Class E	8.16%	6.31%	5.54%
Return Before Taxes, Class I	8.49%	6.58%	5.81%
Return Before Taxes, Class Y	8.60%	6.68%	5.87%
Return Before Taxes, Class S	8.42%	6.57%	5.80%
Return After Taxes on Distributions, Class S	6.77%	4.79%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares, Class S.	5.48%	4.56%	3.98%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

RUSSELL INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell Investment Grade Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	1.97%	5.37%	4.65%
Return Before Taxes, Class C	5.17%	5.30%	4.60%
Return Before Taxes, Class E	6.01%	6.22%	5.07%
Return Before Taxes, Class I	6.31%	6.49%	5.34%
Return Before Taxes, Class Y	6.42%	6.56%	5.41%
Return Before Taxes, Class S	6.24%	6.37%	5.28%
Return After Taxes on Distributions, Class S	4.69%	4.72%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	4.26%	4.51%	3.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

RUSSELL SHORT DURATION BOND FUND RISK/RETURN SUMMARY: The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell Short Duration Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	0.65%	2.74%	2.72%
Return Before Taxes, Class C	3.73%	2.75%	2.34%
Return Before Taxes, Class E	4.53%	3.52%	3.11%
Return Before Taxes, Class Y	4.91%	3.87%	3.42%
Return Before Taxes, Class S	4.80%	3.78%	3.37%
Return After Taxes on Distributions, Class S	3.93%	2.69%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.20%	2.59%	2.24%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.43%	2.32%	2.72%

Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 27, 2014 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL U.S. CORE EQUITY FUND RISK/RETURN SUMMARY:

(ii) The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell U.S. Core Equity Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	8.83%	(1.87)%	5.82%
Return Before Taxes, Class C	14.67%	(1.38)%	6.09%
Return Before Taxes, Class E	15.53%	(0.66)%	6.47%
Return Before Taxes, Class I	15.91%	(0.41)%	6.74%
Return Before Taxes, Class Y	16.03%	(0.33)%	6.81%
Return Before Taxes, Class S	15.82%	(0.49)%	6.69%
Return After Taxes on Distributions, Class S	15.63%	(0.65)%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	10.52%	(0.44)%	5.80%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Russell U.S. Core Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.83%
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	5.82%
Russell U.S. Core Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	6.09%
Russell U.S. Core Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.53%
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	6.47%
Russell U.S. Core Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	6.74%
Russell U.S. Core Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.82%
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	6.69%
Russell U.S. Core Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.03%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	6.81%
Russell U.S. Core Equity Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
10 Years	rr_AverageAnnualReturnYear10	6.20%
Russell U.S. Core Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.52%
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
10 Years	rr_AverageAnnualReturnYear10	5.80%
Russell U.S. Core Equity Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Russell Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 27, 2014 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL STRATEGIC BOND FUND RISK/RETURN SUMMARY:

(i) The following replaces the "Annual Fund Operating Expenses" table and the "Example" table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.21%	0.29%	0.09%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.04%	0.71%	0.79%	0.59%
Less Fee Waivers and Expense Reimbursements	(0.04)%	(0.04)%	(0.04)%	(0.00)%	(0.04)%	(0.00)%
Net Annual Fund Operating Expenses	1.00%	1.75%	1.00%	0.71%	0.75%	0.59%

#	Until February 28, 2015, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.04% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	$473	$178	$102	$73	$77	$60
3 Years	$690	$559	$327	$227	$248	$189
5 Years	$924	$966	$570	$395	$435	$329
10 Years	$1,595	$2,102	$1,267	$883	$974	$738

(ii) The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	4.14%	5.42%	5.10%
Return Before Taxes, Class C	7.37%	5.54%	5.16%
Return Before Taxes, Class E	8.16%	6.31%	5.54%
Return Before Taxes, Class I	8.49%	6.58%	5.81%
Return Before Taxes, Class Y	8.60%	6.68%	5.87%
Return Before Taxes, Class S	8.42%	6.57%	5.80%
Return After Taxes on Distributions, Class S	6.77%	4.79%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares, Class S.	5.48%	4.56%	3.98%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Russell Strategic Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 473
3 Years	rr_ExpenseExampleYear03	690
5 Years	rr_ExpenseExampleYear05	924
10 Years	rr_ExpenseExampleYear10	1,595
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Russell Strategic Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[1]
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	2,102
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Russell Strategic Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,267
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	6.31%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Russell Strategic Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Russell Strategic Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	435
10 Years	rr_ExpenseExampleYear10	974
1 Year	rr_AverageAnnualReturnYear01	8.42%
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	5.80%
Russell Strategic Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.59%	[1]
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	$ 738
1 Year	rr_AverageAnnualReturnYear01	8.60%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Russell Strategic Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Russell Strategic Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Russell Strategic Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Russell Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 27, 2014 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell Investment Grade Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	1.97%	5.37%	4.65%
Return Before Taxes, Class C	5.17%	5.30%	4.60%
Return Before Taxes, Class E	6.01%	6.22%	5.07%
Return Before Taxes, Class I	6.31%	6.49%	5.34%
Return Before Taxes, Class Y	6.42%	6.56%	5.41%
Return Before Taxes, Class S	6.24%	6.37%	5.28%
Return After Taxes on Distributions, Class S	4.69%	4.72%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	4.26%	4.51%	3.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Russell Investment Grade Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Russell Investment Grade Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	4.60%
Russell Investment Grade Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	5.07%
Russell Investment Grade Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.34%
Russell Investment Grade Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	6.37%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Russell Investment Grade Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Russell Investment Grade Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Russell Investment Grade Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.26%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Russell Investment Grade Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Russell Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 27, 2014 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL SHORT DURATION BOND FUND RISK/RETURN SUMMARY: The following replaces the "Average Annual Total Returns" table in the sub-section entitled "Performance" in the Risk/Return Summary section for the Russell Short Duration Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	0.65%	2.74%	2.72%
Return Before Taxes, Class C	3.73%	2.75%	2.34%
Return Before Taxes, Class E	4.53%	3.52%	3.11%
Return Before Taxes, Class Y	4.91%	3.87%	3.42%
Return Before Taxes, Class S	4.80%	3.78%	3.37%
Return After Taxes on Distributions, Class S	3.93%	2.69%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.20%	2.59%	2.24%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.43%	2.32%	2.72%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Russell Short Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.72%
Russell Short Duration Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	2.34%
Russell Short Duration Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.53%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Russell Short Duration Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.80%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	3.37%
Russell Short Duration Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.91%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Russell Short Duration Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.93%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Russell Short Duration Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Russell Short Duration Bond Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.72%

[1]	Until February 28, 2015, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.04% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.